PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 97.2%
Common Stocks 93.4%
Brazil 3.1%
Ambev SA	90,300	$184,395
Banco Bradesco SA	8,801	17,412
Banco do Brasil SA	56,800	266,318
Centrais Eletricas Brasileiras SA	5,900	41,161
CPFL Energia SA	21,400	122,812
Engie Brasil Energia SA	1,100	8,602
Klabin SA, UTS	3,520	13,679
Petroleo Brasileiro SA	18,900	135,063
Suzano SA	4,200	39,764
Vale SA	29,932	325,031
WEG SA	8,600	76,860
		1,231,097
Chile 0.5%
Banco de Chile	229,075	27,291
Enel Americas SA	107,614	10,072
Enel Chile SA	2,735,263	156,238
Falabella SA*	4,465	14,790
		208,391
China 24.5%
Alibaba Group Holding Ltd.	53,500	526,452
Aluminum Corp. of China Ltd. (Class H Stock)	24,000	13,435
Anhui Conch Cement Co. Ltd. (Class H Stock)	6,500	15,849
ANTA Sports Products Ltd.	33,000	295,378
Bank of Beijing Co. Ltd. (Class A Stock)	79,300	58,502
Bank of Communications Co. Ltd. (Class H Stock)	380,000	276,104
Bank of Hangzhou Co. Ltd. (Class A Stock)	35,600	66,364
Bank of Nanjing Co. Ltd. (Class A Stock)	46,000	64,275
Bank of Shanghai Co. Ltd. (Class A Stock)	59,100	59,631
Beijing Enterprises Holdings Ltd.	66,500	220,651
Beijing Roborock Technology Co. Ltd. (Class A Stock)	187	8,144
Bosideng International Holdings Ltd.	402,000	200,940
China CITIC Bank Corp. Ltd. (Class H Stock)	46,000	27,528
China Coal Energy Co. Ltd. (Class H Stock)	135,000	136,770
China Construction Bank Corp. (Class H Stock)	500,000	349,143
China Everbright Bank Co. Ltd. (Class H Stock)	24,000	7,246
China Feihe Ltd., 144A	20,000	9,058
China Hongqiao Group Ltd.	12,000	14,947
China Life Insurance Co. Ltd. (Class H Stock)	29,000	40,233
China National Medicines Corp. Ltd. (Class A Stock)	6,200	28,938

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Overseas Land & Investment Ltd.	19,500	$31,524
China Pacific Insurance Group Co. Ltd. (Class H Stock)	112,600	299,293
China Resources Gas Group Ltd.	4,600	15,611
China Resources Mixc Lifestyle Services Ltd., 144A	3,600	10,092
China Resources Power Holdings Co. Ltd.	20,000	55,017
China Shenhua Energy Co. Ltd. (Class H Stock)	17,500	72,767
China Taiping Insurance Holdings Co. Ltd.	7,800	8,304
CMOC Group Ltd. (Class H Stock)	57,000	45,461
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	2,500	64,436
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	154,000	219,929
CSPC Pharmaceutical Group Ltd.	43,200	32,134
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	900	6,094
ENN Energy Holdings Ltd.	2,400	16,793
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	3,200	16,725
Geely Automobile Holdings Ltd.	31,000	31,498
Goneo Group Co. Ltd. (Class A Stock)	4,930	47,838
Great Wall Motor Co. Ltd. (Class H Stock)	11,500	15,702
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	11,600	64,268
Guangdong Investment Ltd.	14,000	7,342
H World Group Ltd., ADR	1,100	33,000
Haidilao International Holding Ltd., 144A	9,000	14,597
Haier Smart Home Co. Ltd. (Class H Stock)	12,600	41,195
Haitian International Holdings Ltd.	3,000	8,704
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. (Class A Stock)	2,400	5,470
Hengan International Group Co. Ltd.	3,500	10,933
Hisense Home Appliances Group Co. Ltd. (Class H Stock)	2,000	6,466
Huaibei Mining Holdings Co. Ltd. (Class A Stock)	20,900	43,118
Huatai Securities Co. Ltd. (Class H Stock), 144A	6,400	7,081
Huaxia Bank Co. Ltd. (Class A Stock)	50,000	43,458
Hubei Jumpcan Pharmaceutical Co. Ltd. (Class A Stock)	9,327	41,159
Industrial Bank Co. Ltd. (Class A Stock)	30,500	70,722
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	5,600	10,153
JD.com, Inc., ADR	12,400	327,236
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (Class A Stock)	10,200	52,529
Jiangxi Copper Co. Ltd. (Class H Stock)	15,000	26,369
Jinduicheng Molybdenum Co. Ltd. (Class A Stock)	41,100	60,138
KE Holdings, Inc., ADR	3,300	45,705
Kingsoft Corp. Ltd.	5,000	14,163
Kuaishou Technology, 144A*	54,600	305,798
Kunlun Energy Co. Ltd.	22,000	21,327
Kweichow Moutai Co. Ltd. (Class A Stock)	100	19,667
Luzhou Laojiao Co. Ltd. (Class A Stock)	400	7,239

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Meituan (Class B Stock), 144A*	24,160	$334,536
Midea Group Co. Ltd. (Class A Stock)	6,900	60,878
NetEase, Inc.	1,700	31,354
NetEase, Inc., ADR	3,700	340,807
Ningbo Sanxing Medical Electric Co. Ltd. (Class A Stock)	1,800	7,334
PDD Holdings, Inc., ADR*	4,700	605,783
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	764,000	257,057
PetroChina Co. Ltd. (Class H Stock)	88,000	76,417
Ping An Bank Co. Ltd. (Class A Stock)	48,500	69,012
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	43,500	188,904
Pop Mart International Group Ltd., 144A	10,400	55,178
Shandong Himile Mechanical Science & Technology Co. Ltd. (Class A Stock)	10,200	51,927
Shandong Sun Paper Industry JSC Ltd. (Class A Stock)	3,600	6,818
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	61,600	71,666
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	16,700	35,980
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	400	14,249
Sichuan Kelun Pharmaceutical Co. Ltd. (Class A Stock)	12,500	51,951
Sinopharm Group Co. Ltd. (Class H Stock)	7,600	17,826
Sinotruk Hong Kong Ltd.	4,000	10,528
Sungrow Power Supply Co. Ltd. (Class A Stock)	6,020	57,483
Tencent Holdings Ltd.	34,500	1,592,053
Tencent Music Entertainment Group, ADR	22,300	316,214
Tongcheng Travel Holdings Ltd.	6,800	11,839
Trip.com Group Ltd.*	2,950	125,941
Vipshop Holdings Ltd., ADR	1,800	24,552
Want Want China Holdings Ltd.	24,000	14,410
Weichai Power Co. Ltd. (Class H Stock)	120,000	192,054
Western Mining Co. Ltd. (Class A Stock)	9,700	21,718
Xiaomi Corp. (Class B Stock), 144A*	80,600	173,115
Yunnan Aluminium Co. Ltd. (Class A Stock)	3,900	6,528
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	22,600	61,390
Yutong Bus Co. Ltd. (Class A Stock)	19,800	61,419
Zhejiang Century Huatong Group Co. Ltd. (Class A Stock)*	134,300	61,008
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	5,700	41,443
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	2,500	9,226
		9,755,241
Colombia 0.0%
Bancolombia SA	1,330	12,325

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Czech Republic 0.1%
CEZ A/S	910	$35,041
Greece 0.1%
Motor Oil Hellas Corinth Refineries SA	360	9,177
National Bank of Greece SA	3,770	33,094
		42,271
Hong Kong 0.0%
Orient Overseas International Ltd.	500	7,042
Hungary 0.2%
OTP Bank Nyrt	1,132	58,028
India 17.3%
ABB India Ltd.	2,717	256,772
Aurobindo Pharma Ltd.	12,860	220,680
Avenue Supermarts Ltd., 144A*	832	49,090
Bajaj Auto Ltd.	313	36,163
Bank of Baroda	10,891	33,061
Bharat Electronics Ltd.	20,202	76,442
Bharat Petroleum Corp. Ltd.	7,610	31,920
Canara Bank	23,456	32,230
CG Power & Industrial Solutions Ltd.	3,100	27,320
Cipla Ltd.*	16,349	302,097
Coal India Ltd.	49,054	306,828
Colgate-Palmolive India Ltd.	7,762	316,770
Cummins India Ltd.	5,690	262,351
Dr. Reddy’s Laboratories Ltd.	4,108	331,719
Havells India Ltd.	1,295	28,641
HCL Technologies Ltd.	4,889	96,200
HDFC Asset Management Co. Ltd., 144A	5,372	264,356
HDFC Bank Ltd.	1,707	32,986
Hero MotoCorp Ltd.	605	39,747
Hindalco Industries Ltd.	40,372	323,845
Hindustan Aeronautics Ltd.	4,625	272,561
ICICI Bank Ltd.	10,671	155,546
Indian Oil Corp. Ltd.	14,134	30,800
Indraprastha Gas Ltd.	1,764	11,567
Indus Towers Ltd.*	6,128	31,766
Infosys Ltd.	7,980	176,955
Infosys Ltd., ADR	14,400	318,672
InterGlobe Aviation Ltd., 144A*	920	49,198
Jindal Steel & Power Ltd.	1,817	21,517

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Lupin Ltd.	1,155	$26,430
Mankind Pharma Ltd.*	2,524	61,256
Muthoot Finance Ltd.	10,647	234,085
NMDC Ltd.	58,540	169,497
Oil & Natural Gas Corp. Ltd.	16,644	66,492
Persistent Systems Ltd.	507	29,336
Reliance Industries Ltd.	8,361	301,434
Samvardhana Motherson International Ltd.	13,776	32,428
Siemens Ltd.	455	38,851
State Bank of India	9,152	95,682
Sun Pharmaceutical Industries Ltd.	4,770	98,109
Sundaram Finance Ltd.	338	17,489
Supreme Industries Ltd.	319	20,443
Suzlon Energy Ltd.*	10,274	8,544
Tata Consultancy Services Ltd.	9,506	499,167
Tata Motors Ltd.	18,407	254,928
Tata Motors Ltd. (Class A Stock)	2,200	20,909
Torrent Pharmaceuticals Ltd.	540	20,495
Trent Ltd.	5,115	357,480
Vedanta Ltd.	52,510	283,264
Wipro Ltd.	18,349	114,505
		6,888,624
Indonesia 0.9%
Adaro Energy Indonesia Tbk PT	1,116,100	221,156
Indofood Sukses Makmur Tbk PT	345,300	130,087
		351,243
Kuwait 0.0%
Mabanee Co. KPSC	3,627	9,953
Luxembourg 0.1%
Reinet Investments SCA	1,044	28,112
Malaysia 1.3%
AMMB Holdings Bhd	12,600	12,381
CIMB Group Holdings Bhd	35,400	57,239
Malayan Banking Bhd	130,500	290,307
MISC Bhd	7,200	13,783
Press Metal Aluminium Holdings Bhd	18,000	21,016
Sime Darby Bhd	16,000	9,062
Telekom Malaysia Bhd	6,600	10,023

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Malaysia (cont’d.)
YTL Corp. Bhd	13,000	$9,669
YTL Power International Bhd	107,300	109,102
		532,582
Mexico 1.6%
Banco del Bajio SA, 144A	83,000	249,209
Gruma SAB de CV (Class B Stock)	915	17,170
Grupo Financiero Banorte SAB de CV (Class O Stock)	13,200	99,126
Grupo Financiero Inbursa SAB de CV (Class O Stock)*	8,100	19,864
Grupo Mexico SAB de CV (Class B Stock)	19,900	111,917
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	41,200	73,417
Prologis Property Mexico SA de CV, REIT	17,200	57,460
		628,163
Philippines 0.2%
International Container Terminal Services, Inc.	5,580	34,070
Manila Electric Co.	3,340	22,311
Metropolitan Bank & Trust Co.	9,100	10,708
		67,089
Poland 1.2%
Bank Polska Kasa Opieki SA	5,038	204,095
Budimex SA	64	10,300
LPP SA	6	23,004
Powszechny Zaklad Ubezpieczen SA	3,028	37,081
Santander Bank Polska SA	1,433	188,838
		463,318
Qatar 0.7%
Barwa Real Estate Co.	11,000	8,394
Ooredoo QPSC	94,126	270,152
		278,546
Russia 0.0%
Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC^	2,762	—
Magnit PJSC^	1,716	—
PhosAgro PJSC^	232	—
PhosAgro PJSC, GDR (XSTU)^	4	—
PhosAgro PJSC, GDR (XLON)*^	2	—

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Russia (cont’d.)
Rosneft Oil Co. PJSC^	5,856	$—
Sberbank of Russia PJSC^	55,364	—
Surgutneftegas PJSC^	38,400	—
		—
Saudi Arabia 2.0%
Almarai Co. JSC	8,094	130,360
Arab National Bank	17,494	100,061
Banque Saudi Fransi	3,002	29,604
Dr. Sulaiman Al Habib Medical Services Group Co.	451	34,626
Elm Co.	39	9,511
Etihad Etisalat Co.	16,151	224,343
Mouwasat Medical Services Co.	504	16,217
Nahdi Medical Co.	2,496	88,375
SAL Saudi Logistics Services	360	30,168
Saudi Aramco Base Oil Co.	272	9,432
Saudi Awwal Bank	5,600	58,595
Saudi Tadawul Group Holding Co.	572	35,298
Savola Group (The)*	1,377	16,750
		783,340
South Africa 2.4%
Exxaro Resources Ltd.	1,326	14,207
FirstRand Ltd.	25,803	115,944
Gold Fields Ltd.	4,518	78,657
Harmony Gold Mining Co. Ltd.	27,972	274,282
Kumba Iron Ore Ltd.	4,571	99,836
Nedbank Group Ltd.	17,900	274,132
Old Mutual Ltd.	27,166	18,359
Standard Bank Group Ltd.	7,093	86,450
		961,867
South Korea 13.2%
CJ CheilJedang Corp.	537	151,627
Coway Co. Ltd.	272	12,444
DB Insurance Co. Ltd.	230	18,583
GS Holdings Corp.	267	9,558
Hana Financial Group, Inc.	4,079	193,255
Hankook Tire & Technology Co. Ltd.	7,920	258,633
Hanmi Semiconductor Co. Ltd.	176	16,953
HD Hyundai Electric Co. Ltd.	114	25,797
Hyundai Glovis Co. Ltd.	3,518	313,130

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Hyundai Mobis Co. Ltd.	222	$35,918
Industrial Bank of Korea	13,554	138,303
KB Financial Group, Inc.	6,416	414,769
Kia Corp.	4,304	353,172
Korea Investment Holdings Co. Ltd.	240	12,894
KT Corp.	2,379	69,280
KT&G Corp.	3,757	256,122
LG Electronics, Inc.	450	34,268
NH Investment & Securities Co. Ltd.	832	8,452
Orion Corp.	2,822	180,838
Samsung Electronics Co. Ltd.	23,266	1,434,635
Samsung Life Insurance Co. Ltd.	3,062	216,102
Samsung SDS Co. Ltd.	191	20,668
Samsung Securities Co. Ltd.	6,626	216,783
Shinhan Financial Group Co. Ltd.	4,905	215,727
SK Hynix, Inc.	3,878	556,196
SK Telecom Co. Ltd.	1,696	67,109
Woori Financial Group, Inc.	3,234	37,224
		5,268,440
Taiwan 17.2%
Acer, Inc.	109,000	147,125
Asia Vital Components Co. Ltd.	2,000	39,824
Asustek Computer, Inc.	18,000	252,426
Catcher Technology Co. Ltd.	4,000	26,055
Cathay Financial Holding Co. Ltd.	40,000	76,593
China Airlines Ltd.	15,000	10,552
Compal Electronics, Inc.	21,000	20,347
Eva Airways Corp.	240,000	252,941
Evergreen Marine Corp. Taiwan Ltd.	24,000	124,654
Hon Hai Precision Industry Co. Ltd.	78,000	478,524
Largan Precision Co. Ltd.	1,000	86,760
MediaTek, Inc.	14,000	533,192
Nien Made Enterprise Co. Ltd.	1,000	12,145
Pegatron Corp.	11,000	33,980
Pou Chen Corp.	12,000	13,246
President Chain Store Corp.	13,000	110,113
Quanta Computer, Inc.	42,000	357,830
Realtek Semiconductor Corp.	13,000	205,075
Synnex Technology International Corp.	6,000	13,034
Taiwan Semiconductor Manufacturing Co. Ltd.	133,000	3,879,785
Wiwynn Corp.	1,000	63,384

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
WPG Holdings Ltd.	9,000	$23,716
Yuanta Financial Holding Co. Ltd.	73,000	73,239
		6,834,540
Thailand 2.4%
Advanced Info Service PCL	6,000	39,435
Bangkok Dusit Medical Services PCL	58,400	43,051
Bumrungrad Hospital PCL	30,500	210,586
Central Pattana PCL	103,800	161,147
CP ALL PCL	31,200	51,048
Kasikornbank PCL	65,200	240,841
Krung Thai Bank PCL	18,000	9,140
PTT Exploration & Production PCL	7,900	32,482
PTT PCL	56,000	50,262
TMBThanachart Bank PCL	2,263,200	107,383
		945,375
Turkey 1.3%
Akbank TAS	16,227	30,309
BIM Birlesik Magazalar A/S	5,516	104,240
Coca-Cola Icecek A/S	9,194	234,913
Turk Hava Yollari AO*	9,290	81,110
Turkiye Is Bankasi A/S (Class C Stock)	1	—
Yapi ve Kredi Bankasi A/S	73,249	66,722
		517,294
United Arab Emirates 3.0%
Abu Dhabi Commercial Bank PJSC	14,866	36,019
Abu Dhabi Islamic Bank PJSC	82,848	276,280
Aldar Properties PJSC	78,263	157,497
Dubai Islamic Bank PJSC	10,397	16,565
Emaar Properties PJSC	132,084	310,327
Emirates NBD Bank PJSC	63,222	328,552
First Abu Dhabi Bank PJSC	22,601	80,315
		1,205,555
United States 0.1%
JBS SA*	4,400	26,231

Total Common Stocks (cost $29,282,394)		37,139,708

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 3.5%
Brazil 2.8%
Cia Energetica de Minas Gerais (PRFC)	124,537	$240,216
Gerdau SA (PRFC)	65,694	212,199
Itau Unibanco Holding SA (PRFC)	50,100	301,070
Petroleo Brasileiro SA (PRFC)	57,300	377,465
		1,130,950
Colombia 0.1%
Bancolombia SA (PRFC)	2,325	19,514
Russia 0.0%
Surgutneftegas PJSC (PRFC)^	38,200	—
South Korea 0.6%
Hyundai Motor Co. (2nd PRFC)	200	24,308
Hyundai Motor Co. (PRFC)	128	15,493
Samsung Electronics Co. Ltd. (PRFC)	4,194	199,663
		239,464

Total Preferred Stocks (cost $1,170,268)		1,389,928
Unaffiliated Exchange-Traded Fund 0.3%
United States
iShares MSCI Emerging Markets ETF (cost $127,748)	3,000	128,850

Total Long-Term Investments (cost $30,580,410)		38,658,486
Short-Term Investments 2.6%
Affiliated Mutual Fund 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $994,004)(wb)	994,004	994,004

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $69,503)	5.289%	09/19/24	70	$69,500

Total Short-Term Investments (cost $1,063,507)				1,063,504

TOTAL INVESTMENTS 99.8% (cost $31,643,917)				39,721,990
Other assets in excess of liabilities(z) 0.2%				60,945

Net Assets 100.0%				$39,782,935

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security
XLON—London Stock Exchange
XSTU—Stuttgart Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
19	Mini MSCI Emerging Markets Index	Sep. 2024	$1,041,675	$8,102
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).